Significant Accounting Policies, Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Effective income tax rate	97.90%	5.30%
Statutory tax rate	21.00%	21.00%
Unrecognized tax benefits	$ 0
Accrued interest and penalties	$ 0